SUPPLEMENT DATED MAY 1, 2013
TO
PROSPECTUS DATED APRIL 30, 2007

SURVIVORSHIP ADVANTAGE VARIABLE UNIVERSAL LIFE
INDIVIDUAL FLEXIBLE PREMIUM
VARIABLE UNIVERSAL LIFE POLICIES
ISSUED BY AMERICAN NATIONAL INSURANCE COMPANY
THROUGH ITS
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

This supplement amends your prospectus.  Please read it carefully and keep it with your prospectus for future reference.

As American National Insurance Company will observe the Thanksgiving and Christmas holidays by being closed for business on Friday, November 29, 2013, and Tuesday, December 24, 2013, the sub-section entitled “Policy Transactions” on page 19 is amended to read as follows:

Surrenders, transfers, and loans requested by you and premium payments (except for “Proper Lockbox Payments” as defined in the “Premiums” section) made by you are processed only on Valuation Dates that American National Insurance Company is open for business.  American National Insurance Company is closed for business on Friday, November 29, 2013, and Tuesday, December 24, 2013, in observation of the Thanksgiving and Christmas holidays.  On Valuation Dates American National Insurance Company is closed for business, only automated transactions (i.e. monthly deductions, periodic charges, dollar cost averaging program, portfolio rebalancing program, systematic withdrawal program) and Proper Lockbox Payments as defined in the “Premiums” section will be processed. All other transactions will be processed on the next Valuation Date that we are open for business.

American National Insurance Company has moved its variable product servicing center to League City, Texas.

Accordingly, delete the following references to “American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas  78269” and replace with “American National Variable Contracts Department, League City, Texas 77574”:

1.	Page 21, the first paragraph of the section entitled “Surrenders.”
2.	Page 25, the second paragraph of the section entitled “Refund Privilege.”
3.	Page 26, the sub-section entitled “Issuance of a Policy.”
4.	Page 27, the second paragraph of the sub-section entitled “Planned Periodic Premiums.”
5.	Page 27, the sub-section entitled “Allocation of Premiums.”